Financial Risk Management - Summary of Exposure to Foreign Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Accounts receivables	$ 103,522	$ 103,366
Other receivables	17,438	15,738
S-T deposits		40,000
Trade payables	(66,481)	(60,152)
Lease liabilities	(37,186)	(45,083)
Other current liabilities	(11,176)	(7,998)
Currency Risk | SEK/USD
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Accounts receivables	2,257
Other receivables		112,180
S-T deposits		40,000
Liabilities to credit institutions (part of Current interest-bearing loans and borrowings)		(131,290)
Trade payables	(2,925)	(1,496)
Other liabilities	15,095
Total	(15,763)	(19,394)
Currency Risk | SEK/EUR
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Accounts receivables	10,152	8,957
Liabilities to credit institutions (part of Current interest-bearing loans and borrowings)		(1,320)
Trade payables	(16,425)	(11,170)
Lease liabilities	(1,342)	(1,789)
Other current liabilities		(5,654)
Other liabilities	22,002
Total	(29,617)	(10,977)
Currency Risk | SEK/GBP
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Other receivables		12,500
Other current liabilities		(21,830)
Total		(9,330)
Currency Risk | SEK/CNY
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Trade payables	(41,579)	(22,761)
Total	(41,579)	(22,761)
Currency Risk | SEK/SGD
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Other receivables	14,997	5,074
Trade payables	(44,219)	(1,232)
Total	(29,222)	3,842
Currency Risk | SEK/NOK
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Other receivables		23,175
Total		23,175
Currency Risk | USD/SEK
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Other receivables	5,060	72,493
Nordic Bonds (part of Non-Current and current interest-bearing loans and borrowings)	(187,059)
Intercompany long-term receivable	185,147
Trade payables	(1,382)
Other current liabilities		(158,710)
Other liabilities	152,800
Total	$ (151,034)	(86,217)
Currency Risk | SGD/CNY
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Accounts receivables		259
Total		259
Currency Risk | GBP/EUR
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Other current liabilities		(4,528)
Total		$ (4,528)